Document and Entity Information	May 17, 2022
Cover [Abstract]
Entity Registrant Name	CRANE CO /DE/
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CT
Amendment Flag	false
Entity Central Index Key	0000025445
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 17, 2022
Entity File Number	1-1657
Entity Tax Identification Number	13-1952290
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false